ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable:
Gross	¥ 69,301	¥ 67,235
Unearned interest	(17,243)	(9,188)
Total accounts receivable	52,058	58,047
Total accounts receivable, net	¥ 52,058	¥ 58,047